Financial Assets at Amortized Cost-Securities - Summary of Financial Assets at Amortized Cost - Securities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of Financial Assets [Line Items]
Amortized cost	R$ 994,759		R$ 905,729	R$ 902,289
Brazilian government securities [member]
Disclosure of Financial Assets [Line Items]
Fair Value		R$ 11,880
Financial assets securities [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	110,395		111,424
Expected loss	(3,646)		(5,182)
Fair Value	106,749		106,242
Financial assets securities [Member] | Brazilian government securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	54,064		54,875
Expected loss	(58)		(66)
Fair Value	54,006		54,809
Financial assets securities [Member] | Government securities - abroad [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	6,700		8,414
Expected loss	(3)		(3)
Fair Value	6,697		8,411
Financial assets securities [Member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	356		836
Expected loss	(3)		(3)
Fair Value	353		833
Financial assets securities [Member] | Government securities - abroad [member] | Chile [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	256		154
Fair Value	256		154
Financial assets securities [Member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	1,385		1,944
Fair Value	1,385		1,944
Financial assets securities [Member] | Government securities - abroad [member] | Denmark [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost			1,951
Fair Value			1,951
Financial assets securities [Member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	2,411		2,937
Fair Value	2,411		2,937
Financial assets securities [Member] | Government securities - abroad [member] | United States [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	19		16
Fair Value	19		16
Financial assets securities [Member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Financial Assets [Line Items]
Amortized cost	2,258		559
Fair Value	2,258		559
Financial assets securities [Member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Financial Assets [Line Items]
Amortized cost			4
Fair Value	0		4
Financial assets securities [Member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	15		13
Fair Value	15		13
Financial assets securities [Member] | Corporate securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	49,631		48,135
Expected loss	(3,585)		(5,113)
Fair Value	46,046		43,022
Financial assets securities [Member] | Rural product note [Member] | Corporate securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	4,181		2,899
Expected loss	(178)		(160)
Fair Value	4,003		2,739
Financial assets securities [Member] | Bank deposit certificates [member] | Corporate securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	123		130
Fair Value	123		130
Financial assets securities [Member] | Securitized real estate loans [Member] | Corporate securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	9,876		13,839
Expected loss	(361)		(2,056)
Fair Value	9,515		11,783
Financial assets securities [Member] | Debentures [member] | Corporate securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	29,001		23,397
Expected loss	(3,013)		(2,857)
Fair Value	25,988		20,540
Financial assets securities [Member] | Eurobonds and others [member] | Corporate securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	4,005		3,660
Expected loss	(2)		(3)
Fair Value	4,003		3,657
Financial assets securities [Member] | Financial bills [Member] | Corporate securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost			60
Fair Value			60
Financial assets securities [Member] | Promissory notes [Member] | Corporate securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	1,069		3,246
Expected loss	(14)		(23)
Fair Value	1,055		3,223
Financial assets securities [Member] | Other [member] | Corporate securities [member]
Disclosure of Financial Assets [Line Items]
Amortized cost	1,376		904
Expected loss	(17)		(14)
Fair Value	R$ 1,359		R$ 890